Employee Compensation - Pension and Other Employee Future Benefits - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Parenthetical) (Detail)
$ in Millions
12 Months Ended
Oct. 31, 2025 CAD ($)
Disclosure of defined benefit plans [line items]
Pre tax for impact of transfer of pension defined benefit plans	$ 0
Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Deferred tax liability (asset)	$ 0